Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 230,903	$ 227,609	$ 207,765
Deposits	582,288	568,143	$ 532,199
Financial assets at fair value through profit or loss [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	3,350	2,156
Financial assets at fair value through profit or loss [member] | Not Carried At Fair Value [member]
Fairvalue of financial instruments on balance sheet [line items]
Deposits	16,690	15,829
Financial assets at fair value through other comprehensive income [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 92	$ 22